Convertible Notes and Note Payable (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended			3 Months Ended
	Jun. 14, 2021	Jun. 14, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2022	Dec. 31, 2021	Dec. 01, 2021
Convertible Notes and Note Payable (Details) [Line Items]
Cash proceeds					$ 15,000
Annual interest rate					5.00%
Maturity date					Jun. 26, 2022	Jun. 26, 2022
Discount						20.00%
Investors purchasing equity securities per share (in Dollars per share)						$ 0.8
Conversion note						$ 30,000
Outstanding principal percentage						200.00%
Derivative liability					$ 2,460
Unamortized debt discount			$ 2,150		$ 2,529	$ 566
Interest expense						515
Interest expense related to debt discounts						$ 566
Borrowings				$ 30,000
Issuance of warrants to purchase (in Shares)			63,785	127,570
Fair value issuance	$ 1,526			$ 2,316
Final payment provision			$ 525	$ 1,050
Interest rate						9.25%
Accrued interest						$ 233
Total amount of debt discount						3,532
Unamortized debt discount						$ 240	$ 1,086
Agreement amount			5,000
Commitment			$ 15,000
Initial amount		$ 5,000
Remaining amount								$ 10,000
Final payment percentage			3.50%
Convertible notes shares purchase (in Shares)			63,785
Fair value issue			$ 1,526
Amortized cost			$ 15,000
Interest rate in percentage						9.25%
Incurred and paid stated interest amount						$ 338
Maximum [Member]
Convertible Notes and Note Payable (Details) [Line Items]
Bears interest value						9.00%
Minimum [Member]
Convertible Notes and Note Payable (Details) [Line Items]
Bears interest value						5.75%
Minimum [Member]
Convertible Notes and Note Payable (Details) [Line Items]
Annual interest rate						5.75%
Issuance of warrants to purchase (in Shares)				127,570
Maximum [Member]
Convertible Notes and Note Payable (Details) [Line Items]
Annual interest rate						9.00%
SNAP June 2020 Note [Member]
Convertible Notes and Note Payable (Details) [Line Items]
Conversion note						$ 30,000
March 2021 Note Payable [Member]
Convertible Notes and Note Payable (Details) [Line Items]
Comprehensive loss						$ 675
Lender [Member]
Convertible Notes and Note Payable (Details) [Line Items]
Outstanding principal percentage						100.00%
SNAP June 2020 Note [Member]
Convertible Notes and Note Payable (Details) [Line Items]
Interest expense related to debt discounts						$ 330